CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks and on hand	€ 170	€ 279
Short-term deposits and securities	146	30
Total cash and cash equivalents	€ 316	€ 309	€ 360	€ 386